Summary of Significant Accounting Policies (Details 1) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Accounting Policies [Abstract]
Net loss from continuing applicable to common shareholders	$ (4,482,301)	$ (3,446,630)	$ (19,227,703)	$ (5,135,731)
Net loss from discontinued applicable to common shareholders	$ 40,082		$ (9,446,853)	$ 0
Weighted average number of common shares outstanding	73,927,596	44,021,393	55,615,276	41,064,985
Net loss per share from continuing operations (basic diluted)	$ (0.06)	$ (0.08)	$ (0.35)	$ (0.13)
Net income per share from discontinued operations (basic diluted)	$ 0.00		$ (0.17)	$ 0.00